Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

Principles of consolidation
(b)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs for which the Company is the ultimate primary beneficiary, and the subsidiaries of the VIEs.
All significant intercompany transactions and balances between the Company, its wholly owned subsidiaries and the VIEs have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosure of contingent assets and liabilities at the balance sheet dates, and the reported revenues and expenses during the reporting periods and disclosed in the consolidated financial statements and accompanying notes.
Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, allocations of revenue to multiple elements under ASC 605 for the years ended December 31, 2017 and 2018, provision for doubtful accounts and credit losses, impairment loss, valuation and recognition of share-based compensation expenses, valuation allowance of deferred tax assets, fair value of assets and liabilities acquired in business combinations, fair value of convertible loans and impairment of long-lived assets including goodwill, the fair value of financial guarantee liabilities under ASC 460, the useful lives of property, equipment and software and intangible assets, and fair value of the debt instrument without the warrants and the warrants themselves.

Business combination
(d)	Business combination
Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling
interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling
interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability, it is subsequently remeasured at fair value at each reporting date with changes in fair value reflected in earnings.

Foreign currency translation
(e)	Foreign currency translation
The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Group’s subsidiary incorporated in Hong Kong and BVI is United States dollars (“US$”). The functional currency of the Group’s subsidiary incorporated in Australia is Australia dollars (“AUD”). The functional currency of the Group’s subsidiary incorporated in Singapore is Singapore dollars (“SGD”). The functional currency of The Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries determined their functional currency to be RMB.
Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive (loss)/income.
The financial statements of the Group’s non PRC entities are translated from their respective functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period.
The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income in the consolidated statements of changes in (invested deficit)/shareholders’ equity and a component of other comprehensive income in the consolidated statement of operations and comprehensive (loss)/income.

Convenience translation
(f)	Convenience translation
Translations of the consolidated balance sheets, the consolidated statement of operations and comprehensive (loss)/income and the consolidated statement of cash flows from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9618, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.

Cash and cash equivalents
(g)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, time deposits, and funds held in deposit accounts with banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

Restricted cash

( h)	Restricted cash
Cash that are restricted as to withdrawal for use or pledged as security is reported separately as restricted cash, and that are restricted as to withdrawal or use for other than current operations is classified as non-current.
The restricted cash primarily represent: (i) time deposits securing the Group’s borrowings from financial institutions. The borrowings are designated to support the Group’s general operation and could not be used to fund the Group’s financing receivables. (ii) cash received via consolidated trusts that has not yet been distributed. (iii) dedicated funding demanded by the China Banking and Insurance Regulatory Commission for insurance business. (iv) restricted deposits requested by financial partner for business purpose.

Fair value measurement
(i)	Fair value measurement
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

•
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financing receivables, net
(j)	Financing receivables, net
The Group generates financing receivables by providing the following:
(1)
point-of-sale
installment services to users of third-party online travel websites and other
e-commerce
websites (the “Business Partners”). When a user, who qualifies for point-of-sale
installment services makes an online purchase using a
point-of-sale
installment loan, the Group pays the sales price to the Business Partner and collects the sales price from the user with interest and fees.

(i) Upon paying the sales price to the Business Partners, the Group promptly obtains financing for the sales price by factoring the receivable due from the user. The Group does not derecognize the receivable from users upon factoring and accounts for the transaction as secured borrowings according to ASC
860-10,
because the Group has control over the receivables during the factoring period.
(ii) The Group periodically obtain financing from third-party investors by securitizes its financing receivables due from users of the Business Partners in the forms of asset backed security arrangements (the “ABSs”). The ABSs vehicles are considered as variable interest entities under ASC 810 as the Group has power to direct the activities that most significantly impact economic performance of the ABSs. Accordingly, the financing receivables due from the users of the Business Partners and the loan payables to the third party investors of asset-backed securitized debts are recorded on the Group’s consolidated balance sheets as financing receivables and funding debts, respectively.
(2)    personal and business installment loans to borrowers which are financed via securitization vehicles in the form of trust arrangements (the “Trusts”), where the Group’s funding source include the proceeds from third-party investors of the Trusts.
The Trusts are considered as variable interest entities under ASC 810. As the Group has power to direct the activities that most significantly impact economic performance of the Trusts, and the Group is obligated to repurchase any loans that are delinquent for more than certain days, accordingly, the Group is considered as the primary beneficiary of the Trusts and has consolidated the Trusts’ assets, liabilities, results of operations, and cash flows in the Group’s consolidated financial statements.
The financing receivables due from the borrowers of the personal and business installment loans and the loans payable to the third party investors of the trust units are measured at amortized cost and recorded on the Group’s consolidated balance sheets as financing receivables and funding debts, respectively.
(3) Accrued interest income on financing receivables
Accrued interest income on financing receivables is calculated based on the contractual interest rate of the loan and recorded as installment service fees as earned. Financing receivables are placed on non-accrual
status upon reaching 90 days past due. When a financing receivable is placed on non-accrual status, the Group stops accruing interest as of such date. The Group does not resume accrual of interest after a loan has been placed on non-accrual
basis.
The Company charges off the accrued interest receivable against the related allowance when management determines that full repayment of a loan is not probable. Generally, charge-off occurs after the 90th day of delinquency. All accrued but unpaid interest as of such date is charged off against the provision for credit loss. The primary factor in making such determination is the assessment of potential recoverable amounts from the delinquent debtor.

(4) Nonaccrual financing receivables and
charged-off
financing receivables
The Group considers a financing receivable to be delinquent when a monthly payment is one day past due. When the Group determines it is probable that full repayment of a loan is not probable, the remaining unpaid principal balance is charged off against the allowance for credit losses. Generally, charge-offs occur after 90 day of delinquency. Installment service fees for nonaccrual financing receivables is recognized upon the collection of cash.

Accounts receivable, net
(k)	Accounts receivable, net
Accounts receivables are stated at the historical carrying amount net of the allowance for doubtful accounts. The Group reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual accounts receivable balances, the Group considers several factors, including the age of the balance, the customers’ payment history and their current credit worthiness, and current economic trends. Accounts receivable balances are charged off after 90 day of delinquency.

Long-term investments
(l)	Long-term investments
Long-term investments represent the Group’s investments in privately held companies.
The Group applies the equity method of accounting to equity investments, in common stock or in-substance
common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive (loss)/income after the date of acquisition.
Beginning on January 1, 2018, the Group’s equity investments without readily determinable fair values, which do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU
2016-01
(the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations and comprehensive (loss)/income. The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive (loss)/income if any. Prior to January 1, 2018, the cost method of accounting was used.

Property, equipment and software, net
(m)	Property, equipment and software, net
Property, equipment and software are recorded at cost, less accumulated depreciation and impairment. Depreciation of property and equipment and amortization of software is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The Group has not recorded any impairments of property, equipment or software for the periods presented. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life
Office furniture and equipment	3 - 5 years
Computer and electronic equipment	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Gains and losses from the disposal of property, equipment and software are the differences between the net sales proceeds and the carrying amounts of the relevant assets and are recognized in the consolidated statements of operations and comprehensive (loss)/income.

Intangible assets, net
(n)	Intangible assets, net
The Group performs valuation of the intangible assets arising from business combination to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
License	17 years
Software copyright	2 years
Customer database	5.5 years
Customer relationship	10 years
Trademark	5.5 years

Goodwill
(o)	Goodwill
Goodwill represents the excess of the purchase price over fair value of the identifiable assets and liabilities acquired in a business combination.
Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31 and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on ‘‘Testing of Goodwill for Impairment,’’ the Company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test.
If the Company determines, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. A goodwill impairment charge will be recorded for the amount by which a reporting unit’s carrying value exceeds its fair value, but not to exceed the carrying amount of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. There were no impairment of goodwill for the years ended December 31, 2017, 2018 and 2019.

Impairment of long-lived assets
(p)	Impairment of long-lived assets
The Group evaluates its long-lived assets with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value. There were no impairment of long-lived assets for the years ended December 31, 2017, 2018 and 2019.

Funding debts
(q)	Funding debts
The proceeds received from individual investors, other financial partners, investors of the asset-backed securitized debts or the consolidated trusts and a shareholder of the Company to fund the Group’s on-balance
sheet financing receivables, are recorded as funding debts on the consolidated balance sheets. Accrued interest payable is calculated based on the contractual interest rates of the funding debts and recorded in funding debts.

Financial guarantee
(r)	Financial guarantee

(1)	Financial guarantee liabilities
For the
off-balance
sheet loans funded by certain financial partners, the Group is obligated to compensate the financial partners for the principal and interest of the defaulted loans in the event of borrowers’ default. In general, any unpaid principal and interest are paid by the Group when the borrower does not repay as scheduled.
(i) The Group provides guarantee to individual investors for loans that the Group has referred and funded through Jimu Group. (ii) The Group is obligated to compensate certain institutional financial partners for defaults on principal and interest repayments. The Group recognizes a stand ready obligation for its guarantee exposure in accordance with ASC 460.
At the inception of each loan subject to the guarantee provided, the Group recognizes the guarantee liability at fair value in accordance with ASC
460-10,
which incorporates the expectation of potential future payments under the guarantee and takes into both non-contingent
and contingent aspects of the guarantee. The liability recorded based on ASC 460 is determined on a loan by loan basis. As the risk of the guarantee liability is reduced, it is recognized into the consolidated statements of operation and comprehensive (loss)/income by a systematic and rational amortization method over the term of the loan, within the “Technical service fees” line item.
For the years ended December 31, 2017, 2018 and 2019, revenues recognized related to releasing of guarantee liabilities were nil, RMB21,397 and RMB407,403, respectively.
The ASC 450 component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand-ready liability. The ASC 450 contingent component is determined on a collective basis and loans with similar risk characteristics are pooled into cohorts for purposes of measuring incurred losses. At all times the recognized liability (including the stand ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio. The ASC 450 contingent component, including the net payouts by the Group when borrower defaults, is recognized as cost on guarantee, in the consolidated statement of operations and comprehensive (loss)/income.
As of December 31, 2018 and 2019, the maximum potential future payment the Group could be required to make would be RMB614,465 and RMB978,967, respectively.

(2)	Financial guarantee assets
Financial guarantee assets is recognized at loan inception which is equal to the stand-ready liability recorded at fair value in accordance with ASC 460 and considers what premium would be required by the Group to issue the same guarantee service in a standalone arm’s-length
transaction. Financial guarantee assets are reduced upon the receipt of the service fee payment from the borrowers.
The allowance of financial guarantee assets is assessed collectively depending on factors such as delinquency rate, and other risk characteristics of the portfolio. The allowance of nil, nil and RMB12,527 were recorded in the consolidated statements of operations and comprehensive (loss)/income during the years ended December 31, 2017, 2018 and 2019, respectively.

Revenue recognition
(s)	Revenue recognition
The Group is principally engaged in providing lending solutions through its online technology platform. The Group earns its revenues by providing the following: (i) A lending solution which assists borrowers to obtain loans from third party investors and certain financial partners. The Group provides lending solution but does not provide loan by itself. For these services, the Group earns technical service fees. (ii) A lending solution for borrowers who want to finance their on-line
purchases from third parties (“Business Partners”) or who have personal or business installment loan requests. The Group provides financing for these borrowers and earns installment service fees (including interests). (iii) A wealth management and insurance product distribution solution for asset management and insurance companies respectively to facilitate the sale of their products. The Group earns wealth management service fees, a commission on financial products distributed through the Group’s platform that were sold by these asset management and insurance companies to their customers. The Group is not a party to the financial products sold.
Installment service fee
Installment service fee revenue is recognized over the terms of financing receivables using the effective interest rate method under ASC 310. Installment service fee revenue is not recorded when reasonable doubt exists as to the full, timely collection of installment service fee or principal. The Group also receives miscellaneous fees, such as penalty fees for late payments. The fees, which are contingent fees, are recognized when the event occurs and the payment is made by the customer as that is the point in time collectability is reasonably assured.
Adoption of ASC topic 605 (“ASC 605”), Revenue Recognition in years ended December
 31, 2017 and 2018
Revenue is recognized when all of the following conditions are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of business tax and value added taxes (“VAT”) at rates ranging between 3% and 6%, and surcharges. VAT and business tax collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.
Technical service fees
The Group has determined that the arrangement to provide technical services to borrowers or institutional financial partners contains the following multiple elements: online credit assessment and referral services, post-lending management services and financial guarantee services. In accordance with ASC
605-25-30-4,
the Group first allocates the consideration to the guarantee equaling to the fair value of the guarantee (see Note 2(r)). Then the remaining consideration is allocated to online credit assessment and referral services, and post-lending management services. The Group has determined that the borrowers or institutional financial partners are its customers. The Group allocates the technical service fees among the deliverables at the inception of the arrangement on the basis of their relative selling prices which is determined based on management’s best estimate as neither vendor-specific objective evidence nor third-party evidence of selling price is available according to the selling price hierarchy established by ASC
605-25-30.
The Group charges the technical service fees from the borrowers upon the successful matching of the loans financed by investors of Jimu Group or other financial partners. If the services fee is not received entirely upfront, the selling price allocated to the delivered credit assessment and referral services is limited to that amount that is not contingent upon the delivery of additional units or meeting other specified performance conditions in accordance with ASC
605-25.
The remaining credit assessment and referral service fee is recorded when the contingency is resolved and cash is received. The sell price allocated to post-lending management services, is recognized as revenue each month when the service is provided over the period of the loan as the monthly repayments occur.
The Group is the primary obligor for the lending solutions provided to the borrowers, as it has the ability to establish the price, and control the related content of service provided. Technical service fee is recognized on a gross basis and the portion of service fee charged by and paid to Jimu Group based on relative fair values of services is recognized as cost of revenues in the consolidated statements of operations and comprehensive (loss)/income.
Early repayment fees charged by the Group are recognized when the early repayment occurs and the payments of the fees are made by the borrowers.
The Group also charges fees for collection services related to defaulted payments. These fees are recognized when the contingent events occur and the payments of the fee are made by the borrowers as collectability is reasonably assured.
Wealth management service fee and others
The wealth management service fee and others primarily consists of commission fees charged to third-party asset management companies and insurance companies for their use of the Group’s online wealth management platform and online insurance platform. Such commissions are generally determined as a percentage based on the fees charged to customers by the asset management companies and insurance companies, through the online wealth management platform and online insurance platform. Transaction service commissions are recognized on a net basis when the services are rendered, which occurs when the underlying transaction is executed. The Group is not the primary obligor, as it does not have the ability to establish the price or control the related content of the wealth management or insurance products offered on the online wealth management platform and online insurance platform.
Adoption of ASU
2014-09,
“Revenue from contracts with Customers (Topic 606)” in year ended December
 31, 2019
The Group adopted ASC Topic 606 (“ASC 606”), Revenue from Contracts with Customers and all subsequent ASUs that modified Topic 606 on January 1, 2019, using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. Accordingly, revenues from technical services fee and wealth management service fees and others for the year ended December 31, 2019 were presented under ASC 606.
Technical service fees
Under ASC 606, the Group considers the online credit assessment and referral service and post-lending management service, collectively and guarantee service as two separate services, of which, the guarantee service is accounted for in accordance with ASC 460,
Guarantees, at fair value
. Revenue from the guarantee services is recognized once the Company is released from the underlying risk (see Note2(r)).
The Group identifies one performance obligation under ASC 606, as the Group provides lending solution to the borrower during the loan period, the promised services in the arrangement are not distinct.
The Group determines the transaction price of technical service to be the service fees chargeable from the borrowers or institutional financial partners, net of value-added tax and excluding the transaction price allocated to guarantee liabilities.
Revenues from technical services are recognized over time since the customers simultaneously receive and consume benefit provided by the Group’s technical service as the Group performs. For technical service fees charged to borrowers, the Group recognizes revenue during the service period. For technical service fees charged to
other financial partners, the Group applies the invoice practical expedient and recognizes revenue in the amount to which the Group has a right to invoice.
Wealth management service fee and others
For wealth management service fee and others, the performance obligation is to distribute the wealth management or insurance products on the Group’s platforms for the third-party asset management companies and insurance companies. The Group recognizes commissions on a net basis as the Group is not the primary obligor, as it does not have the ability to establish the price nor does it bear the credit risk. The revenue is recognized at a point in time when the performance obligation is satisfied, which occurs when the underlying transaction is executed.
Disclosure related to modified retrospective adoption of ASC 606
The Group recorded an increase to opening accumulated deficit of RMB54,127 as of January 1, 2019 due to the cumulative impact of adopting ASC 606.
The impacts of the adoption of ASC 606 in the year ended December 31, 2019 on consolidated statement of operations and comprehensive (loss)/income are shown below.

Items	As Reported	Impacts of ASC 606 Adoption	Amount without ASC 606 Adoption
	RMB	RMB	RMB
Total revenues	1,285,236	53,063	1,232,173
Income tax (expenses)/ benefit	(1,968)	(13,266)	11,298
Net loss	(906,490)	39,797	(946,287)
The impacts of the adoption of ASC 606 as of December 31, 2019, including the cumulative effects of the change, on consolidated balance sheets are shown below.

Items	As Reported	Impacts of ASC 606 Adoption	Balances without ASC 606 Adoption
	RMB	RMB	RMB
Assets:
Deferred tax assets	64,675	4,775	59,900

Liabilities:
Accrued expenses and other liabilities	157,945	19,105	138,840

Equity:
Accumulated deficit	(1,860,640)	(14,330)	(1,846,310)
The adoption of ASC 606 had no transition impact on cash provided by or used in operating, financing or investing activities reported in the Group’s consolidated statement of cash flows.
Contract balances
Contract assets represent the Group’s right to consideration in exchange for loan service that the Group has transferred to the customer before payment is due. The Group has no contract asset as of December 31, 2019.
Contract liability consists of technical service fees received from borrowers before the Group has a right to invoice, and is recorded as “Deferred service fee” included in “Accrued expenses and other liabilities” on the consolidated balance sheets. For monthly consulting fee which is received monthly from customers and upfront fee which is received upon the successful matching of the loans, contract liability is recognized as revenue when service is provided. The amount of revenue recognized during the year ended December 31, 2019 that was previously included in the contract liabilities balance as of December 31, 2018 was RMB119,684.

Funding cost
(t)	Funding cost
Funding cost mainly consists of interest expense the Group pays in relation to the funding debts to fund its financing receivables and certain fees incurred in obtaining these funding debts, such as origination and management fees and legal fees.

Provision for credit loss
(u)	Provision for credit loss
The Group assesses the creditworthiness and collectability of the portfolios of respective financial assets, mainly based on delinquency levels and historical charge offs of respective underlying on-
and
off-balance
sheet loans, where applicable, using an established systematic process on a pooled basis within each credit risk levels of the borrowers. Each portfolio of respective financial asset subject to credit losses within each credit risk level consists of individually small amount of on-
and
off-balance
sheet loans. In the consideration of above factors, the Group determines that each portfolio of respective financial asset subject to credit losses within each credit risk level is homogenous with similar credit characteristics.
The Group’s provision for credit losses of financial assets is calculated separately within each credit risk level of the borrowers. For each credit risk level, the Group estimates the expected loss rate based on delinquency status of the respective financial assets within that level: current, 1 to 30, 31 to 60, 60 to 90, 91 days or greater past due. These loss rates in each delinquency status are based on average historical loss rates of financial assets subject to credit losses associated with each of the abovementioned delinquency categories. The expected loss rate of the specific delinquency status category within each risk level will be applied to the applicable outstanding balances of respective financial assets within that level to determine the provision for credit losses for each reporting period. In addition, the Group considers other general economic conditions, if any, when determining the provision for credit losses.

Origination and servicing cost
(v)	Origination and servicing cost
Origination and servicing cost mainly consists of costs that are paid for data used in credit assessments, users acquisition costs relating to revenue from lending solutions, salaries and benefits (including share-based compensation expenses) of employees engaged in providing collection services, bandwidth and data center costs, customer service support costs and fees paid to third-party payment channels.

Research and development expenses
(w)	Research and development expenses
Research and development expenses consist primarily of salaries and benefits (including share-based compensation expenses) of employees and related expenses for IT professionals involved in developing technology platforms and websites, server and other equipment depreciation, bandwidth and data center costs, and rental fees. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Share-based compensation expenses
(x)	Share-based compensation expenses
All share based awards granted to employees, including restricted ordinary shares and share options, are measured at fair value on grant date. Share based compensation expense is recognized using the straight line method or graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.
Prior to the Reorganization, all the options and restricted ordinary shares were granted by Jimu Parent with its own underlying shares. The Binomial option pricing model is used to estimate fair value of the share options and restricted ordinary shares. The determination of estimated fair value of share based payment awards on the grant date using an option pricing model is affected by the fair value of Jimu Parent’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of Jimu Parent’s shares over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk free interest rate and any expected dividends. Shares of Jimu Parent, which do not have quoted market prices, were valued based on the income approach. Determination of estimated fair value of Jimu
Parent’s shares requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to Jimu Parent.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting
option and records share based compensation expenses only for those awards that are expected to vest.
In connection with the Reorganization and as a result of the anti-dilution provision in the option plan and agreement regarding the options issued by Jimu Parent, all the options to purchase the underlying Pintec ordinary shares were issued by the Company as of March 27, 2018. In accordance with ASC 718, exchanges of share options or other equity instruments or changes to their terms in conjunction with an equity restructuring (i.e. the Reorganization) are modifications of the share options and that the accounting for a modification in conjunction with an equity restructuring requires a comparison of the fair value of the modified awards with the fair value of the original award immediately before the modification in accordance with ASC 718. With respect to the Pintec options and Jimu Parent options held by the employees of the Group, the Group determined to recognize share based compensation expense in its consolidated financial statements the remaining unrecognized compensation cost pertaining to the unvested options of Jimu Parent which are retained by the employees of the Company, in addition to the cost pertaining to the unvested options issued by the Company to its employees in connection with the equity restructuring. Incremental fair value, if any, for unvested awards would be recognized prospectively in the consolidated financial statements of the Company.
After the completion of Reorganization, all the options and restricted ordinary shares were granted by the Company with its own underlying shares. For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values that are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends.
For share options granted with service condition and the occurrence of an IPO as performance condition, share-based compensation expenses are recorded net of estimated forfeitures using graded-vesting method during the requisite service period. Cumulative share-based compensation expenses for the options that have satisfied the service condition, amounting to RMB94.8 million, were recorded upon the completion of the IPO.

Leases
(y)	Leases
Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease
basis and are generally not included in the initial lease terms.

Taxation
(z)	Taxation
Income taxes
Current income taxes are provided on the basis of net (loss)/income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statement of operations and comprehensive (loss)/income in the period of the enactment of the change.
The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized.
Uncertain tax positions
In order to assess uncertain tax positions, the Group applies a more-likely-than-not
threshold and a
two-step
approach for the tax position measurement and financial statement recognition. Under the two-step
approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more-likely-than-not
that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under income tax expenses in its consolidated statements of operations and comprehensive (loss)/income.

Value added Tax (“VAT”)
The Group is subject to VAT at the rate of 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of tax payable on the face of balance sheet. The Group records revenue net of value added tax and related surcharges.

Segment reporting
(aa)    Segment reporting
The Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Related parties
(bb)    Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Loss per share
(cc)    Loss per share
Loss per share is computed in accordance with ASC 260. The
two-class
method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class
method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s
Pre-IPO
Preferred Shares are participating securities because they are entitled to receive dividends or distributions on an as-converted
basis. Prior to the IPO, the computation of basic loss per share using the two-class
method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the losses.
Basic loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the conversion of the
Pre-IPO
Preferred Shares, using the
if-converted
method, for periods prior to the completion of the IPO, and ordinary shares issuable upon the exercise of outstanding share options and warrant using the treasury stock method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share. After the completion of the IPO, net loss per ordinary share is computed on Class A Ordinary Shares and Class B Ordinary Shares on the combined basis, because both classes have the same dividend rights in the Company’s undistributed net income.

Statutory reserves
(dd)    Statutory reserves
In accordance with China’s Company Laws and Foreign Investment Enterprises , the Company’s subsidiaries, VIEs and VIEs’ subsidiaries in the PRC must make appropriations from their after-tax
profit (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)) to
non-distributable
reserve funds. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
The use of the statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
For the years ended December 31, 2017, 2018 and 2019, profit appropriation to general reserve fund and statutory surplus fund for the Group’s entities incorporated in the PRC was approximately nil, RMB1,739 and RMB27,920 respectively. No appropriation to other reserve funds was made for any of the periods presented.

Comprehensive (loss) income
(ee)    Comprehensive (loss) income
Comprehensive (loss) income is defined to include all changes in (invested deficit)/shareholders’ equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Recently issued accounting standards
(ff)    Recently issued accounting standards
In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-02,
Leases, which specifies the accounting for leases. For operating leases, ASU
2016-02
requires a lessee to recognize a
right-of-use
asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. The effective date was for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years, for public business entities that meet the definition of an SEC filer and eligible to be Smaller Reporting Companies, or SRC, as defined by the SEC and all non-public
business entities. As an “emerging growth company,” or EGC, the Group has elected to take advantage of the extended transition period provided in the Securities Act Section 7(a)(2)(B) for complying with new or revised accounting standards applicable to private companies. The Group will adopt ASU
2016-02
and its related amendments effective January 1, 2021, and the Group is in the process of evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. The effective date was for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for public business entities that meet the definition of an SEC filer and eligible to be Smaller Reporting Companies, or SRC, as defined by the SEC and all non-public
business entities. As an EGC, the Group has elected to take advantage of the extended transition period, and will adopt ASU
2016-13
and its related amendments effective January 1, 2023. The Group is in the process of evaluating the impact of adopting this standard on its consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The amendments in this ASU are intended to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments are also intended to improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Group is currently in the process of evaluating the impact of this ASU on the Company’s consolidated financial statements.